Note 9 - Income Taxes (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%